Income Taxes (Details) $ in Millions		12 Months Ended						30 Months Ended
		Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022
Income Taxes [Line Items]
Tax rate				2.80%	2.80%	23.10%	24.10%
Foreign corporations tax rate	[1]			1.70%	1.70%
Net taxable revenue (in Dollars)				$ (2,543,349)
Annual CIT rates				(20.90%)	(20.90%)
Percentage of statutory income tax rate				22.00%	22.00%	23.00%	24.00%
Income taxes paid, net (in Dollars)				$ 2,236		$ 1,027	$ 18,101
Decrease in total taxes payable (in Dollars)				$ 343,791
Hong Kong [Member]
Income Taxes [Line Items]
Profits tax rate (in Dollars)					$ 2
Philippines [Member]
Income Taxes [Line Items]
Annual CIT rates				20.00%	20.00%
Percentage of statutory income tax rate				22.00%	22.00%	23.00%	24.00%	25.00%
Net operating loss carryforwards (in Dollars)				$ 526,247		$ 18,288
Philippines [Member] | Forecast [Member]
Income Taxes [Line Items]
Percentage of statutory income tax rate		20.00%	21.00%
Cayman Islands [Member]
Income Taxes [Line Items]
Percentage of statutory income tax rate				0.00%	0.00%
Yoda Metal [Member] | Philippines [Member]
Income Taxes [Line Items]
Percentage of statutory income tax rate				22.00%	22.00%	23.00%	24.00%
DL Metal [Member] | Philippines [Member]
Income Taxes [Line Items]
Percentage of statutory income tax rate				20.00%	20.00%	5.00%	100.00%
Minimum [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Tax rate				8.25%	8.25%
Percentage of statutory income tax rate				8.25%	8.25%
Minimum [Member] | Philippines [Member]
Income Taxes [Line Items]
Foreign corporations tax rate				30.00%	30.00%
Net taxable revenue (in Dollars)				$ 5,000,000
Percentage of statutory income tax rate				1.00%	1.00%
Maximum [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Tax rate				16.50%	16.50%
Percentage of statutory income tax rate				16.50%	16.50%
Maximum [Member] | Philippines [Member]
Income Taxes [Line Items]
Foreign corporations tax rate				25.00%	25.00%
Net taxable revenue (in Dollars)				$ 100,000,000
Percentage of statutory income tax rate				20.00%	20.00%

[1]	Represents the impact of varying tax jurisdictions, primarily the rate differentials between the Philippines statutory rate and the income generated by the subsidiaries in Hong Kong (subject to 8.25%/16.5%) and the Cayman Islands (subject to 0%).